CAPITAL AND FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 10, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt repayments
Cash and cash equivalents		$ 611.5	$ 352.4	$ 418.1
Debt repayments		800.0	$ 960.0
Liquidity risk | Long-term debt
Debt repayments
Contractual cash flow		1,450.0
Debt repayments	$ 200.0
Liquidity risk | 2025 | Long-term debt
Debt repayments
Contractual cash flow		200.0
Liquidity risk | 2026-2029 | Long-term debt
Debt repayments
Contractual cash flow		500.0
Liquidity risk | 2030+ | Long-term debt
Debt repayments
Contractual cash flow		$ 750.0